First Trust Alternative Opportunities Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 14.7%
$187,122	Adjustable Rate Mortgage Trust Series 2006-1, Class 2A1, 3.459%, 3/25/2036[1,2,3]	$129,262
	Affirm Asset Securitization Trust 2021-A
200,000	Series 2021-A, Class D, 3.490%, 8/15/2025[2,4]	201,135
150,000	Series 2021-A, Class E, 5.650%, 8/15/2025[2,4]	151,685
250,000	AIMCO CLO Series 2017-AA, Class SUB, 0.000%, 4/20/2034[2,3,4]	198,308
87,063	Aqua Finance Trust Series 2019-A, Class A, 3.140%, 7/16/2040[2,4]	88,606
350,000	BlueMountain CLO XXIV Ltd. Series 2019-24A, Class SUB, 0.000%, 4/20/2034[2,3,4]	293,863
250,000	Carvana Auto Receivables Trust 2021-N4 Series 2021-N4, Class E, 4.530%, 9/11/2028[2,4]	250,128
215,321	CHL Mortgage Pass-Through Trust Series 2007-8, Class 1A12, 5.875%, 1/25/2038[1,2]	140,701
250,000	Citigroup Commercial Mortgage Trust Series 2021-PRM2, Class F, 3.860% (1-Month USD Libor+375 basis points), 10/15/2036[4,5]	250,437
	Connecticut Avenue Securities Trust
250,000	Series 2019-R04, Class 2B1, 5.352% (1-Month USD Libor+525 basis points), 6/25/2039[2,3,4,5]	257,519
250,000	Series 2020-R02, Class 2B1, 3.103% (1-Month USD Libor+300 basis points), 1/25/2040[2,3,4,5]	250,962
250,000	CPS Auto Receivables Trust Series 2021-D, Class E, 4.060%, 12/15/2028[2,4]	248,668
300,000	CPS Auto Receivables Trust Series 2019-C, Class E, 4.300%, 7/15/2025[2,4]	310,381
120,796	DSLA Mortgage Loan Trust Series 2006-AR2, Class 1A1A, 0.294% (1-Month USD Libor+19 basis points), 10/19/2036[2,3,5]	113,510
100,000	Freddie Mac Multifamily Structured Credit Risk Series 2021-MN1, Class M2, 3.800% (SOFR30A+375 basis points), 1/25/2051[2,3,4,5]	102,915
550,000	Freddie Mac STACR REMIC Trust Series 2021-HQA4, Class B2, 7.050% (SOFR30A+700 basis points), 12/25/2041[2,3,4,5]	562,375
500,000	Freddie Mac STACR REMIC Trust 2021-DNA1 Series 2021-DNA1, Class B1, 2.700% (SOFR30A+265 basis points), 1/25/2051[2,3,4,5]	500,250
241,827	Freddie Mac Structured Agency Credit Risk Debt Notes Series 2016-DNA2, Class M3, 4.753% (1-Month USD Libor+465 basis points), 10/25/2028[2,3,5]	250,721
300,000	GS Mortgage Securities Corp. Trust Series 2018-TWR, Class G, 4.034% (1-Month USD Libor+392 basis points), 7/15/2031[3,4,5]	262,848
419,000	GS Mortgage-Backed Securities Corp. Trust Series 2020-PJ3, Class B5, 3.431%, 10/25/2050[1,2,3,4]	317,595

First Trust Alternative Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$156,377	GSR Mortgage Loan Trust Series 2007-AR1, Class 2A1, 2.769%, 3/25/2047[1,2,3]	$120,776
500,000	Home RE Ltd. Series 2021-2, Class M2, 3.300% (SOFR30A+325 basis points), 1/25/2034[2,3,4,5]	492,355
250,000	Magnetite XVI Ltd. Series 2015-16A, Class F, 6.622% (3-Month USD Libor+650 basis points), 1/18/2028[2,3,4,5]	236,713
250,000	Med Trust Series 2021-MDLN, Class F, 4.110% (1-Month USD Libor+400 basis points), 11/15/2038[3,4,5]	248,577
375,000	Monroe Capital Mml Clo X Ltd. Series 2020-1A, Class E, 9.009% (3-Month USD Libor+885 basis points), 8/20/2031[2,3,4,5]	374,997
67,690	Mosaic Solar Loan Trust Series 2019-1A, Class B, 0.000%, 12/21/2043[2,4]	63,649
5,434,783	Mount Logan Funding LP Series 2018-1A, Class SUBR, 0.000%, 1/22/2033[2,3,4]	5,000,000
	Multifamily Connecticut Avenue Securities Trust
65,688	Series 2020-01, Class M7, 2.052% (1-Month USD Libor+195 basis points), 3/25/2050[2,3,4,5]	65,883
100,000	Series 2020-01, Class M10, 3.852% (1-Month USD Libor+375 basis points), 3/25/2050[2,3,4,5]	101,752
229,028	New Residential Mortgage Loan Trust 2019-1 Series 2019-1A, Class B6B, 3.240%, 9/25/2057[2,3,4]	221,457
341,708	Nomura Asset Acceptance Corp. Alternative Loan Trust Series Series 2006-AP1, Class A3, 5.654%, 1/25/2036[1,2,3]	141,866
250,000	Oaktown Re III Ltd. Series 2019-1A, Class M2, 2.652% (1-Month USD Libor+255 basis points), 7/25/2029[2,3,4,5]	248,541
1,000,000	Palmer Square CLO Ltd. Series 2019-1A, Class SUB, 0.000%, 4/20/2027[2,3,4]	863,878
3,100,000	Palmer Square Loan Funding Ltd. Series 2021-4A, Class SUB, 0.000%, 10/15/2029[2,3,4]	3,151,952
2,500,000	Palmer Square Loan Funding EUR CLO Series 2021-2, Class SUB ,0.000%, 4/15/2034	2,777,554
	Palmer Square Loan Funding Ltd.
1,000,000	Series 2019-3A, Class SUB, 0.000%, 8/20/2027[2,3,4]	834,263
1,500,000	Series 2019-4A, Class SUB, 0.000%, 10/24/2027[2,3,4]	1,357,220
1,250,000	Series 2020-1A, Class SUB, 0.000%, 2/20/2028[2,3,4]	1,111,411
650,000	Series 2020-2A, Class SUB, 0.000%, 4/20/2028[2,3,4]	602,314
1,250,000	Series 2020-3A, Class SUB, 0.000%, 7/20/2028[2,3,4]	321,246
2,250,000	Series 2020-4A, Class SUB, 0.000%, 11/25/2028[2,3,4]	2,125,077
1,250,000	Series 2021-1A, Class SUB, 0.000%, 4/20/2029[2,3,4]	1,218,897
2,150,000	Series 2021-2A, Class SUB, 0.000%, 5/20/2029[2,3,4]	2,078,519

First Trust Alternative Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$1,500,000	Series 2021-3A, Class SUB, 0.000%, 7/20/2029[2,3,4]	$1,534,799
	Radnor Ltd.
500,000	Series 2019-1, Class M2, 3.303% (1-Month USD Libor+320 basis points), 2/25/2029[2,3,4,5]	505,244
250,000	Series 2021-2, Class M1B, 3.750% (SOFR30A+370 basis points), 11/25/2031[2,3,4,5]	253,807
250,000	Series 2021-2, Class M2, 5.050% (SOFR30A+500 basis points), 11/25/2031[2,3,4,5]	258,215
340,000	Residential Mortgage Loan Trust Series 2020-1, Class B2, 4.665%, 1/26/2060[2,3,4]	350,130
250,000	Saranac Clo VIII Ltd. Series 2020-8A, Class E, 8.279% (3-Month USD Libor+812 basis points), 2/20/2033[2,3,4,5]	247,511
	Triangle Ltd.
300,000	Series 2021-3, Class M1B, 2.950% (SOFR30A+290 basis points), 2/25/2034[2,3,4,5]	298,050
300,000	Series 2021-3, Class M2, 3.800% (SOFR30A+375 basis points), 2/25/2034[2,3,4,5]	296,540
	Upstart Securitization Trust
48,225	Series 2018-1, Class D, 6.147%, 8/20/2025[2,4]	48,556
350,000	Series 2019-3, Class C, 5.381%, 1/21/2030[2,4]	359,720
200,000	Series 2021-5, Class C, 4.150%, 11/20/2031[2,4]	199,888
40,000	Veros Automobile Receivables Trust Series 2020-1, Class D, 5.640%, 2/16/2027[2,4]	40,521
900,000	Verus Securitization Trust Series 2020-5, Class B2, 4.710%, 5/25/2065[2,3,4]	898,103
27,681	WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR18, Class 3A1, 2.976%, 1/25/2037[2,3]	26,660
186,719	Wells Fargo Mortgage Loan Trust Series 2010-RR2, Class 1A4, 2.821%, 9/27/2035[1,2,3,4]	152,060
	Western Mortgage Reference Notes
500,000	Series 2021-CL2, Class M4, 5.399% (SOFR30A+535 basis points), 7/25/2059[2,3,4,5]	503,753
500,000	Series 2021-CL2, Class M5, 6.549% (SOFR30A+650 basis points), 7/25/2059[2,3,4,5]	503,754
100,000	XCALI Mortgage Trust Series 2020-1, Class B1, 9.150% (1-Month USD Libor+750 basis points), 1/22/2023[2,3,4,5]	100,381
	TOTAL ASSET-BACKED SECURITIES
	(Cost $34,885,823)	35,218,458
	BANK LOANS — 5.8%
	Advantage Capital Holdings LLC
1,142,313	5.000% Cash and 8.000% PIK, 1/29/2025[6,7]	1,142,312
1,292,550	5.000% Cash and 8.000% PIK, 1/29/2025[6,7]	1,292,550
	BJ Services
138,839	11.830%, 1/3/2023[6]	138,839
475,000	11.830%, 1/3/2023[6]	456,000

First Trust Alternative Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$2,255,260	Challenge Manufacturing Company, LLC 10.000%, 12/18/2025[6]	$2,232,708
559,350	Juul 9.500%, 8/1/2023[6]	542,569
236,284	Premier Brands Group Holdings LLC 9.116%, 3/20/2024[6]	218,563
	Wellbore Integrity Solutions, LLC
2,184,625	8.500%, 12/31/2024[6]	2,184,625
2,345,106	12.618%, 12/31/2024[6]	2,321,655
3,500,000	Whitehawk Finance LLC 14.500%, 12/10/2022[6]	3,465,000
	TOTAL BANK LOANS
	(Cost $13,981,878)	13,994,821

Number of Shares
	CLOSED-END FUNDS — 37.0%
21,284	Aberdeen Emerging Markets Equity Income Fund, Inc.[1]	168,569
10,851	BlackRock California Municipal Income Trust	157,882
54,286	Blackrock Capital Allocation Trust[1]	1,055,863
12,656	Blackrock ESG Capital Allocation Trust	236,034
906	Blackrock Health Sciences Trust II	22,976
44,588	BlackRock Innovation & Growth Trust	648,310
3,965	BlackRock MuniVest Fund, Inc.	37,945
5,274	Blackrock Science & Technology Trust	263,542
3,464	BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	40,563
1,241,066	Cliffwater Corporate Lending Fund - Class I	13,155,303
21,402	Cohen & Steers Tax-Advantaged Preferred Securities & Income Fund	514,718
326,754	Conversus Stepstone Private Markets - Class I*	13,266,201
378,894	Driehaus Event Driven Fund	5,035,499
3,638	First Trust Dynamic Europe Equity Income Fund	48,313
41,041	GDL Fund	366,496
387,430	Glenmede Secured Options Portfolio - Class Institutional	5,238,058
536,640	Griffin Institutional Access Credit Fund - Class I	13,142,326
18,574	High Income Securities Fund	160,665
7,007	Highland Income Fund	77,007
58,023	Invesco Dynamic Credit Opportunity Fund - Class AX1	722,386
17,441	Invesco Senior Income Trust	75,520
26,576	Kayne Anderson NextGen Energy & Infrastructure, Inc.	191,081
10,559	MFS Municipal Income Trust	73,913
31,007	Miller/Howard High Dividend Fund[1]	319,992
111,260	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	609,705
2,575	Neuberger Berman California Municipal Fund, Inc.	36,050

First Trust Alternative Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS (Continued)
13,741	NexPoint Diversified Real Esta Trust[1]	$186,603
12,048	Nuveen Core Plus Impact Fund	220,478
643,463	Palmer Square Opportunistic Income Fund	11,794,677
21,855	Pershing Square Holdings Ltd.[1,8]	900,426
12,838	PGIM Short Duration High Yield Opportunities Fund	236,604
36,626	PIMCO Energy & Tactical Credit Opportunities Fund	471,743
7,204	Pioneer Municipal High Income Fund, Inc.	88,105
13,107	Pioneer Municipal High Income Opportunities Fund, Inc.	240,776
961,976	Pomona Investment Fund	15,872,310
4,409	Royce Micro-Cap Trust, Inc.	50,924
295,691	Saba Capital Income & Opportunities Fund[1]	1,336,523
14,166	Special Opportunities Fund, Inc.	218,865
13,258	Sprott Physical Gold and Silver Trust*,8	235,197
6,328	Thornburg Income Builder Opportunities Trust	118,081
6,869	Tortoise Pipeline & Energy Fund, Inc.	156,888
49,658	Virtus AllianzGI Convertible & Income Fund II	253,256
10,323	Voya Emerging Markets High Income Dividend Equity Fund	73,293
17,274	Western Asset Diversified Income Fund	316,287
	TOTAL CLOSED-END FUNDS
	(Cost $80,603,830)	88,435,953

Principal Amount
	COLLATERALIZED MORTGAGE OBLIGATIONS — 1.5%
$250,000	Bellemeade Re Ltd. Series 2019-2A, Class M2, 3.202% (1-Month USD Libor+310 basis points), 4/25/2029[2,3,4,5]	253,084
212,500	BX Commercial Mortgage Trust Series 2019-XL, Class J, 2.760% (1-Month USD Libor+265 basis points), 10/15/2036[3,4,5]	210,654
828,829	CHL Mortgage Pass-Through Trust Series 2004-29, Class 1X, 1.434%, 2/25/2035[2,3]	16,544
	Connecticut Avenue Securities Trust
47,659	Series 2019-R01, Class 2M2, 2.553% (1-Month USD Libor+245 basis points), 7/25/2031[2,3,4,5]	47,900
27,196	Series 2019-R03, Class 1M2, 2.253% (1-Month USD Libor+215 basis points), 9/25/2031[2,3,4,5]	27,312
250,000	Series 2019-R06, Class 2B1, 3.852% (1-Month USD Libor+375 basis points), 9/25/2039[2,3,4,5]	253,355
500,000	Series 2019-HRP1, Class B1, 9.353% (1-Month USD Libor+925 basis points), 11/25/2039[2,3,4,5]	532,907
11,974	Connecticut Avenue Securities Trust Series 2019-R05, Class 1M2, 2.103% (1-Month USD Libor+200 basis points), 7/25/2039[2,3,4,5]	11,988

First Trust Alternative Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$441,607	DSLA Mortgage Loan Trust Series 2004-AR2, Class X2, 2.228%, 11/19/2044[2,3]	$17,328
750,000	Eagle Ltd. Series 2020-1, Class M2, 2.102% (1-Month USD Libor+200 basis points), 1/25/2030[2,3,4,5]	739,589
200,000	Foursight Capital Automobile Receivables Trust Series 2020-1, Class F, 4.620%, 6/15/2027[2,4]	204,642
	Freddie Mac Structured Agency Credit Risk Debt Notes
249,321	Series 2018-SPI2, Class B, 3.807%, 5/25/2048[2,3,4]	244,873
380,485	Series 2018-SPI3, Class B, 4.145%, 8/25/2048[2,3,4]	377,180
194,677	Series 2018-SPI4, Class B, 4.502%, 11/25/2048[2,3,4]	193,641
151,088	Luminent Mortgage Trust Series 2006-5, Class A1A, 0.482% (1-Month USD Libor+38 basis points), 7/25/2036[2,3,5]	113,278
192,056	Morgan Stanley Mortgage Loan Trust Series 2006-13AX, Class A2, 0.442% (1-Month USD Libor+34 basis points), 10/25/2036[2,3,5]	82,046
	RALI Trust
86,650	Series 2006-QA10, Class A1, 0.472% (1-Month USD Libor+37 basis points), 12/25/2036[2,3,5]	86,636
198,289	Series 2006-QS2, Class 1A9, 5.500%, 2/25/2036[1,2]	192,974
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $3,543,601)	3,605,931

Number of Shares
	COMMON STOCKS — 1.2%
	AEROSPACE/DEFENSE-EQUIPMENT — 0.0%
514	Aerojet Rocketdyne Holdings, Inc.	24,035
	APPLICATIONS SOFTWARE — 0.0%
1,122	Nuance Communications, Inc.*	62,069
	COMMERCIAL SERVICES-FINANCE — 0.0%
331	IHS Markit Ltd.[8]	43,997
	ELECTRIC-INTEGRATED — 0.0%
898	PNM Resources, Inc.	40,958
	ELECTRONIC COMPONENTS-SEMICONDUCTOR — 0.1%
381	Xilinx, Inc.	80,783
	INVESTMENT COMPANIES — 0.1%
49,808	First Eagle Alternative Capital BDC, Inc.	222,642

First Trust Alternative Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	LIFE/HEALTH INSURANCE — 0.0%
718	Athene Holding Ltd. - Class A*,8	$59,831
	MEDICAL INFORMATION SYSTEMS — 0.0%
1,225	Change Healthcare, Inc.*	26,190
	MEDICAL-HM — 0.0%
382	Magellan Health, Inc.*	36,286
	RETAIL-SPORTING GOODS — 0.0%
1,004	Sportsman's Warehouse Holdings, Inc.*	11,847
	SPECIFIED PURPOSE ACQUISITIONS — 1.0%
136	7GC & Co. Holdings, Inc. - Class A*	1,325
94	ABG Acquisition Corp. I - Class A*,8	917
1,722	Accelerate Acquisition Corp. - Class A*	16,738
2,076	Accretion Acquisition Corp.*	20,262
1,456	Ace Global Business Acquisition Ltd.*,8	14,706
1,774	Achari Ventures Holdings Corp. I *	17,492
36	Advanced Merger Partners, Inc. - Class A*	350
2,667	AF Acquisition Corp. - Class A*	25,923
20	African Gold Acquisition Corp. - Class A*,8	194
2,247	Agba Acquisition Ltd.*,8	24,784
300	Altitude Acquisition Corp. - Class A*	2,970
1,724	American Acquisition Opportunity, Inc. - Class A*	17,343
1,022	Americas Technology Acquisition Corp.*,8	10,353
3,489	Apollo Strategic Growth Capital - Class A*,8	34,436
2,992	Archimedes Tech SPAC Partners Co.*	29,531
1,804	Aries I Acquisition Corp. - Class A*,8	18,040
1,437	Artisan Acquisition Corp. - Class A*,8	14,241
568	Astrea Acquisition Corp. - Class A*	5,612
2,860	Athlon Acquisition Corp. - Class A*	27,914
3,824	Atlantic Avenue Acquisition Corp. - Class A*	37,475
236	Atlas Crest Investment Corp. II - Class A*	2,296
2,816	Austerlitz Acquisition Corp. I - Class A*,8	27,343
2,932	Austerlitz Acquisition Corp. II - Class A*,8	28,499
1,658	Better World Acquisition Corp.*	16,862
1,456	Big Sky Growth Partners, Inc. - Class A*	14,138
2,834	Biotech Acquisition Co. - Class A*,8	27,887
2,396	Black Mountain Acquisition Corp. - Class A*	23,553
1,778	Blockchain Moon Acquisition Corp.*	17,407
2,874	Blue Safari Group Acquisition Corp. - Class A*,8	28,639
1,207	Breeze Holdings Acquisition Corp.*	12,323

First Trust Alternative Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
1,299	Brilliant Acquisition Corp.*,8	$13,250
1,722	Build Acquisition Corp. - Class A*	16,738
2,030	Bull Horn Holdings Corp.*,8	20,300
1,450	Burgundy Technology Acquisition Corp. - Class A*,8	14,514
216	Capstar Special Purpose Acquisition Corp. - Class A*	2,151
585	CC Neuberger Principal Holdings III - Class A*,8	5,780
135	CF Acquisition Corp. IV - Class A*	1,323
1,720	CF Acquisition Corp. VIII - Class A*	17,166
2,935	Churchill Capital Corp. VI - Class A*	28,704
2,875	Churchill Capital Corp. VII - Class A*	28,261
15	Colicity, Inc. - Class A*	146
2,445	Colombier Acquisition Corp. - Class A*	23,570
642	Concord Acquisition Corp. - Class A*	6,677
1,215	Corazon Capital V838 Monoceros Corp. - Class A*,8	11,749
351	Corner Growth Acquisition Corp. - Class A*,8	3,440
2,805	Corner Growth Acquisition Corp. 2 - Class A*,8	27,741
2,151	Data Knights Acquisition Corp. - Class A*	21,725
1,764	Deep Medicine Acquisition Corp. - Class A*	17,322
2,456	Delwinds Insurance Acquisition Corp. - Class A*	24,339
930	DHC Acquisition Corp. - Class A*,8	9,049
2,913	DILA Capital Acquisition Corp. - Class A*	28,256
698	dMY Technology Group, Inc. VI*	6,853
1,068	Dune Acquisition Corp. - Class A*	10,573
1,578	East Resources Acquisition Co. - Class A*	15,575
1,760	Edify Acquisition Corp. - Class A*	17,195
923	Edoc Acquisition Corp. - Class A*,8	9,433
702	EdtechX Holdings Acquisition Corp. II*	7,034
1,410	Eucrates Biomedical Acquisition Corp.*,8	13,762
2,109	Far Peak Acquisition Corp. - Class A*,8	21,217
1,712	Fast Acquisition Corp. II - Class A*	16,641
1,765	Financial Strategies Acquisition Corp.*	18,091
93	Fintech Evolution Acquisition Group - Class A*,8	904
236	Flame Acquisition Corp. - Class A*	2,294
390	Fortress Value Acquisition Corp. III - Class A*	3,810
474	Fusion Acquisition Corp. II - Class A*	4,598
1,455	G Squared Ascend II, Inc. - Class A*,8	14,026
2,888	GigInternational1, Inc.*	28,678
1,438	Global Consumer Acquisition Corp.*	14,265
2,109	Globis Acquisition Corp.*	21,343
142	Golden Falcon Acquisition Corp. - Class A*	1,389
2,932	Golden Path Acquisition Corp.*,8	29,203

First Trust Alternative Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
1,582	Goldenbridge Acquisition Ltd.*,8	$15,709
661	Gores Holdings VII, Inc. - Class A*	6,465
255	Gores Metropoulos II, Inc. - Class A*	2,542
2,885	Graf Acquisition Corp. IV*	27,869
102	Healthcare Services Acquisition Corp. - Class A*	996
1,796	Hennessy Capital Investment Corp. V - Class A*	17,493
3,548	IG Acquisition Corp. - Class A*	34,806
265	InterPrivate II Acquisition Corp. - Class A*	2,570
295	InterPrivate III Financial Partners, Inc. - Class A*	2,923
2,192	Isleworth Healthcare Acquisition Corp.*	21,569
592	Jack Creek Investment Corp. - Class A*,8	5,778
2,848	Jaws Mustang Acquisition Corp. - Class A*,8	27,768
1,736	Kadem Sustainable Impact Corp. - Class A*	16,822
562	Kairos Acquisition Corp. - Class A*,8	5,502
1,069	Khosla Ventures Acquisition Co. III - Class A*	10,433
1,160	Kingswood Acquisition Corp. - Class A*	11,716
682	KINS Technology Group, Inc. - Class A*	6,800
1,804	KKR Acquisition Holdings I Corp. - Class A*	17,571
478	KludeIn I Acquisition Corp. - Class A*	4,680
1,038	L&F Acquisition Corp. - Class A*,8	10,411
1,164	Lakeshore Acquisition I Corp. - Class A*,8	11,477
584	Learn CW Investment Corp. - Class A*,8	5,834
2,508	Levere Holdings Corp. - Class A*,8	24,428
1,868	Lionheart Acquisition Corp. II - Class A*	18,605
255	Longview Acquisition Corp. II - Class A*	2,509
628	Malacca Straits Acquisition Co., Ltd. - Class A*,8	6,286
1,685	Maquia Capital Acquisition Corp. - Class A*	16,917
950	MDH Acquisition Corp. - Class A*	9,310
474	Medicus Sciences Acquisition Corp. - Class A*,8	4,607
4,094	Merida Merger Corp. I*,1	40,899
2,530	Model Performance Acquisition Corp. - Class A*,8	25,249
2,256	Monterey Bio Acquisition Corp.*	22,312
284	Moringa Acquisition Corp. - Class A*,8	2,755
2,885	Mountain Crest Acquisition Corp. III*	28,533
2,728	Natural Order Acquisition Corp.*	26,789
9	New Vista Acquisition Corp. - Class A*,8	88
2,670	Newbury Street Acquisition Corp.*	25,899
711	Noble Rock Acquisition Corp. - Class A*,8	6,890
2,282	Nocturne Acquisition Corp.*,8	22,820
2,885	OceanTech Acquisitions I Corp. - Class A*	28,648
1,158	Omnichannel Acquisition Corp. - Class A*	11,522

First Trust Alternative Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
2,500	Orion Biotech Opportunities Corp. - Class A*,8	$24,175
2,876	Osiris Acquisition Corp. - Class A*	27,840
1,936	OTR Acquisition Corp. - Class A*	19,573
564	Periphas Capital Partnering Corp. - Class A*	13,745
3,382	Petra Acquisition, Inc.*	34,496
646	Phoenix Biotech Acquisition Corp. - Class A*	6,402
5	Pivotal Investment Corp. III - Class A*	49
720	Post Holdings Partnering Corp. - Class A*	7,056
375	Priveterra Acquisition Corp. - Class A*	3,641
470	Progress Acquisition Corp. - Class A*	4,587
1,833	PROOF Acquisition Corp. I*	18,348
3,276	Property Solutions Acquisition Corp. II - Class A*	31,810
696	PropTech Investment Corp. II - Class A*	6,786
1,774	Recharge Acquisition Corp. - Class A*	17,527
1,125	RedBall Acquisition Corp. - Class A*,8	11,160
590	Sanaby Health Acquisition Corp. I - Class A*	5,859
1,023	Sandbridge X2 Corp. - Class A*	9,923
351	ScION Tech Growth I - Class A*,8	3,426
2,424	ScION Tech Growth II - Class A*,8	23,586
2,884	Senior Connect Acquisition Corp. I - Class A*	28,090
372	Silver Spike Acquisition Corp. II - Class A*,8	3,616
1,206	Spartan Acquisition Corp. III - Class A*	11,903
2,738	SPK Acquisition Corp.*	27,134
3,666	Sports Entertainment Acquisition Corp. - Class A*	36,367
888	SportsMap Tech Acquisition Corp.*	8,725
710	SportsTek Acquisition Corp. - Class A*	6,915
14	SVF Investment Corp. 2*,8	139
2,181	SVF Investment Corp. 3 - Class A*,8	21,810
186	Tailwind International Acquisition Corp. - Class A*,8	1,813
1,896	Tastemaker Acquisition Corp. - Class A*	18,751
1,722	Tech and Energy Transition Corp. - Class A*	16,738
1,418	Tekkorp Digital Acquisition Corp. - Class A*,8	14,081
852	TG Venture Acquisition Corp.*	8,358
2,463	Thayer Ventures Acquisition Corp. - Class A*	24,876
1,623	Trebia Acquisition Corp. - Class A*,8	16,165
2,002	Tuscan Holdings Corp. II*,1	20,420
378	Twelve Seas Investment Co.*	3,667
1,990	Ventoux CCM Acquisition Corp.*	19,920
940	Venus Acquisition Corp.*,8	9,475
1,475	Vistas Media Acquisition Co., Inc. - Class A*	15,001
1,805	Viveon Health Acquisition Corp.*	18,086

First Trust Alternative Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
1,418	Yellowstone Acquisition Co. - Class A*	$14,421
968	Zanite Acquisition Corp. - Class A*	9,854
		2,317,752
	TOTAL COMMON STOCKS
	(Cost $2,892,779)	2,926,390

Principal Amount
	CORPORATE BONDS — 0.1%
	FINANCIALS — 0.1%
$81,190	BlackRock Capital Investment Corp. 5.000%, 6/15/2022[9]	82,306
200,000	PennantPark Floating Rate Capital Ltd. 4.250%, 4/1/2026[2]	202,699
		285,005
	TOTAL CORPORATE BONDS
	(Cost $278,060)	285,005

Number of Shares
	EXCHANGE-TRADED DEBT SECURITIES — 0.2%
	FINANCIALS — 0.2%
12,186	First Eagle Alternative Capital BDC, Inc. 5.000%, 5/25/2026[2]	311,352
2,423	Oxford Square Capital Corp. 6.500%, 3/30/2024[1,2]	61,338
2,134	XAI Octagon Floating Rate Alternative Income Term Trust 6.500%, 3/31/2026[2]	55,762
		428,452
	TOTAL EXCHANGE-TRADED DEBT SECURITIES
	(Cost $423,412)	428,452

	MUTUAL FUNDS — 5.0%
878,063	Jones Lang LaSalle Income Property Trust, Inc. - Class M-I	11,924,090
	TOTAL MUTUAL FUNDS
	(Cost $10,650,000)	11,924,090
	PRIVATE INVESTMENT FUNDS — 23.1%
386,221	Bailard Real Estate Investment Trust	11,826,069
N/A	DSC Meridian Credit Opportunities Onshore Fund LP	6,191,727
N/A	Hudson Bay Fund LP	6,164,645
N/A	Linden Investors LP	6,230,685
N/A	Pender Capital Asset Based Lending Fund I, L.P.	10,308,905

First Trust Alternative Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Number of Shares		Value
	PRIVATE INVESTMENT FUNDS (Continued)
N/A	Seer Capital Partners Fund L.P.	$2,352,595
4,289	ShoreBridge Point72 Select, LLC	5,806,938
N/A	Walleye Opportunities Fund LP	6,221,597
N/A	Whitebox Asymmetric Opportunities Fund, LP	22,840
	TOTAL PRIVATE INVESTMENT FUNDS
	(Cost $49,469,479)	55,126,001
	RIGHTS — 0.0%
2,076	Accretion Acquisition Corp., Expiration Date: October 25, 2022*	664
2,247	Agba Acquisition Ltd., Expiration Date: February 6, 2022*,8	337
2,120	Benessere Capital Acquisition Corp., Expiration Date: January 4, 2022*	859
1,778	Blockchain Moon Acquisition Corp., Expiration Date: October 18, 2022*	622
2,874	Blue Safari Group Acquisition Corp., Expiration Date: December 8, 2023*,8	1,945
1,207	Breeze Holdings Acquisition Corp., Expiration Date: May 24, 2027*	255
1,299	Brilliant Acquisition Corp., Expiration Date: March 20, 2022*,8	211
1,764	Deep Medicine Acquisition Corp., Expiration Date: November 14, 2022*	564
2,245	East Stone Acquisition Corp., Expiration Date: February 24, 2022*,8	1,010
923	Edoc Acquisition Corp., Expiration Date: May 9, 2022*,8	305
2,932	Golden Path Acquisition Corp., Expiration Date: March 22, 2023*,8	821
1,582	Goldenbridge Acquisition Ltd., Expiration Date: October 27, 2025*,8	308
2,530	Model Performance Acquisition Corp., Expiration Date: October 6, 2022*,8	911
2,885	Mountain Crest Acquisition Corp. III, Expiration Date: January 11, 2028*	1,587
2,282	Nocturne Acquisition Corp., Expiration Date: September 29, 2022*,8	892
4,279	Special Opportunities Fund, Inc., Expiration Date: January 21, 2022*	188
2,738	SPK Acquisition Corp., Expiration Date: March 7, 2023*	958
1,990	Ventoux CCM Acquisition Corp., Expiration Date: June 23, 2022*	418
940	Venus Acquisition Corp., Expiration Date: November 7, 2022*,8	263
1,805	Viveon Health Acquisition Corp., Expiration Date: February 17, 2022*	332
	TOTAL RIGHTS
	(Cost $0)	13,450
	UNITS — 0.6%
	SPECIFIED PURPOSE ACQUISITIONS — 0.6%
1,464	8i ACQUISITION 2 Corp.*,8	15,079
1,489	Alpha Star Acquisition Corp.*,8	15,247
2,330	ALSP Orchid Acquisition Corp. I*,8	23,416
1,467	AltEnergy Acquisition Corp.*	14,802
195	Apeiron Capital Investment Corp.*	1,964
1,050	Arisz Acquisition Corp.*	10,563
1,182	Ault Disruptive Technologies Corp.*	11,974
2,964	Avalon Acquisition, Inc.*	29,966
143	B Riley Principal 250 Merger Corp.*	1,423
2,938	Battery Future Acquisition Corp.*,8	29,380

First Trust Alternative Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Number of Shares		Value
	UNITS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
824	BioPlus Acquisition Corp.*,8	$8,240
1	Black Mountain Acquisition Corp.*	10
391	Blockchain Coinvestors Acquisition Corp. I*,8	3,953
3,089	Blue Ocean Acquisition Corp.*,8	30,890
2,069	Bullpen Parlay Acquisition Co.*,8	21,000
2,933	Cactus Acquisition Corp. 1 Ltd.*,8	29,477
1	Colombier Acquisition Corp.*	10
627	Crescera Capital Acquisition Corp.*,8	6,283
637	Digital Health Acquisition Corp.*	6,507
1	dMY Technology Group, Inc. VI*	10
592	Enterprise 4.0 Technology Acquisition Corp.*,8	5,961
2,938	EVe Mobility Acquisition Corp.*,[8]	29,409
921	Everest Consolidator Acquisition Corp.*	9,238
593	ExcelFin Acquisition Corp.*	5,960
1,061	Finnovate Acquisition Corp.*,8	10,737
5	Fortress Value Acquisition Corp. III*	50
2	Fusion Acquisition Corp. II*	20
1,652	Games & Esports Experience Acquisition Corp.*,8	16,751
2,354	Genesis Growth Tech Acquisition Corp.*,8	23,705
253	Glass Houses Acquisition Corp.*	2,502
2,532	Global SPAC Partners Co.*,8	25,345
1,763	Globalink Investment, Inc.*	18,141
1	Graf Acquisition Corp. IV*	10
783	Green Visor Financial Technology Acquisition Corp. I*,8	7,869
1,765	Growth For Good Acquisition Corp.*,8	17,615
1,348	Healthcare AI Acquisition Corp.*,8	13,493
484	Hunt Cos. Acquisition Corp. I*,8	4,913
1,187	Industrial Human Capital, Inc.*	12,364
882	Innovative International Acquisition Corp.*,8	8,846
1,963	Integrated Rail and Resources Acquisition Corp.*	19,728
2,354	Integrated Wellness Acquisition Corp.*,8	23,728
211	Intelligent Medicine Acquisition Corp.*	2,152
3	InterPrivate II Acquisition Corp.*	30
1,765	Jackson Acquisition Co.*	17,579
1,241	JUPITER WELLNESS ACQUISITION Corp.*	12,509
1,749	Kairous Acquisition Corp. Ltd.*,8	17,752
2,764	LAMF Global Ventures Corp. I*,8	27,751
3,565	Larkspur Health Acquisition Corp.*	35,757
2,510	Legato Merger Corp. II*	25,000
1,052	LF Capital Acquisition Corp. II*	10,520
3,397	Lionheart III Corp.*	33,868

First Trust Alternative Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Number of Shares		Value
	UNITS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
1,184	M3-Brigade Acquisition III Corp.*	$11,864
838	Mana Capital Acquisition Corp.*	8,589
426	McLaren Technology Acquisition Corp.*	4,286
2,123	Mercato Partners Acquisition Corp.*	21,294
2,696	Mount Rainier Acquisition Corp.*	27,418
1,689	Mountain Crest Acquisition Corp. V*	17,008
1,684	Nabors Energy Transition Corp.*	17,093
1,187	Newcourt Acquisition Corp.*,8	12,012
2	Noble Rock Acquisition Corp.*,8	20
3,780	NorthView Acquisition Corp.*	37,876
2,288	OmniLit Acquisition Corp.*	22,811
554	Onyx Acquisition Co. I*,8	5,618
3,529	OPY Acquisition Corp. I*	34,937
4	Orion Biotech Opportunities Corp.*,8	39
3	Periphas Capital Partnering Corp.*	74
1	Phoenix Biotech Acquisition Corp.*	10
4	Pivotal Investment Corp. III*	40
3,529	Power & Digital Infrastructure Acquisition II Corp.*	35,502
1	Priveterra Acquisition Corp.*	10
2,347	Project Energy Reimagined Acquisition Corp.*,8	23,282
2	Property Solutions Acquisition Corp. II*	20
294	Pyrophyte Acquisition Corp.*,8	2,969
2,478	ROC Energy Acquisition Corp.*	25,028
1,666	Roth CH Acquisition V Co.*	16,860
1	Sanaby Health Acquisition Corp. I*	10
1	Sandbridge X2 Corp.*	9
1,764	Sculptor Acquisition Corp. I*,8	17,658
212	Semper Paratus Acquisition Corp.*,8	2,135
2,760	Sizzle Acquisition Corp.*	28,318
1,763	Southport Acquisition Corp.*	17,630
424	Spindletop Health Acquisition Corp.*	4,261
1	SportsMap Tech Acquisition Corp.*	10
4,204	Spree Acquisition Corp. 1 Ltd.*,8	41,956
1,649	ST Energy Transition I Ltd.*,8	16,506
1,763	Swiftmerge Acquisition Corp.*,8	17,454
1	Tailwind International Acquisition Corp.*,8	10
593	Thrive Acquisition Corp.*,8	5,989
117	TKB Critical Technologies 1*,8	1,134
333	TLGY Acquisition Corp.*,8	3,330
2,558	Trine II Acquisition Corp.*,8	25,913
2,396	Tristar Acquisition I Corp.*,8	23,960

First Trust Alternative Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Number of Shares		Value
	UNITS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
2	Twelve Seas Investment Co. II*	$20
2,479	UTA Acquisition Corp.*,8	24,914
838	Vahanna Tech Edge Acquisition I Corp.*,8	8,321
3,680	Welsbach Technology Metals Acquisition Corp.*	36,874
3,045	Worldwide Webb Acquisition Corp.*,8	30,389
		1,330,958
	TOTAL UNITS
	(Cost $1,324,820)	1,330,958

	WARRANTS — 0.1%
68	7GC & Co. Holdings, Inc., Expiration Date: December 31, 2026*	41
574	Accelerate Acquisition Corp., Expiration Date: December 31, 2027*	476
1,038	Accretion Acquisition Corp., Expiration Date: February 19, 2023*	414
1,456	Ace Global Business Acquisition Ltd., Expiration Date: December 31, 2027*,8	335
1,774	Achari Ventures Holdings Corp. I, Expiration Date: February 5, 2023*	585
79	AdTheorent Holding Co., Inc., Expiration Date: December 31, 2027*	54
6	Advanced Merger Partners, Inc., Expiration Date: June 30, 2026*	5
274	Advantage Capital Holdings LLC, Expiration Date: January 29, 2025*	89,183
889	AF Acquisition Corp., Expiration Date: March 31, 2028*	525
15	African Gold Acquisition Corp., Expiration Date: March 13, 2028*,8	7
2,247	Agba Acquisition Ltd., Expiration Date: May 10, 2024*,8	491
4,087	AgileThought, Inc., Expiration Date: August 23, 2026*	2,697
1,405	Airspan Networks Holdings, Inc., Expiration Date: November 1, 2026*	1,044
46	Altitude Acquisition Corp., Expiration Date: November 30, 2027*	26
862	American Acquisition Opportunity, Inc., Expiration Date: May 28, 2026*	458
511	Americas Technology Acquisition Corp., Expiration Date: December 31, 2027*,8	222
1,163	Apollo Strategic Growth Capital, Expiration Date: October 29, 2027*,8	1,489
748	Archimedes Tech SPAC Partners Co., Expiration Date: December 31, 2027*	898
902	Aries I Acquisition Corp., Expiration Date: May 7, 2023*,8	695
479	Artisan Acquisition Corp., Expiration Date: December 31, 2028*,8	340
284	Astrea Acquisition Corp., Expiration Date: January 13, 2026*	145
1,430	Athlon Acquisition Corp., Expiration Date: March 5, 2026*	858
1,912	Atlantic Avenue Acquisition Corp., Expiration Date: October 6, 2027*	956
59	Atlas Crest Investment Corp. II, Expiration Date: February 28, 2026*	48
704	Austerlitz Acquisition Corp. I, Expiration Date: February 19, 2026*,8	739
733	Austerlitz Acquisition Corp. II, Expiration Date: December 31, 2027*,8	717
1,658	Better World Acquisition Corp., Expiration Date: November 15, 2027*	829
364	Big Sky Growth Partners, Inc., Expiration Date: February 26, 2023*	262
235	BigBear.ai Holdings, Inc., Expiration Date: December 31, 2028*	190
95	BiomX, Inc., Expiration Date: October 28, 2024*	10
1,417	Biotech Acquisition Co., Expiration Date: November 30, 2027*,8	921

First Trust Alternative Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
1,797	Black Mountain Acquisition Corp., Expiration Date: October 15, 2027*	$864
889	Blockchain Moon Acquisition Corp., Expiration Date: March 24, 2023*	356
464	Bowlero Corp., Expiration Date: March 1, 2026*	534
1,039	Boxed, Inc., Expiration Date: December 22, 2025*	1,236
1,207	Breeze Holdings Acquisition Corp., Expiration Date: May 25, 2027*	508
389	Brilliant Acquisition Corp., Expiration Date: December 31, 2025*,8	74
574	Build Acquisition Corp., Expiration Date: April 29, 2023*	395
2,030	Bull Horn Holdings Corp., Expiration Date: October 31, 2025*,8	657
725	Burgundy Technology Acquisition Corp., Expiration Date: October 5, 2025*,8	409
108	Capstar Special Purpose Acquisition Corp., Expiration Date: January 13, 2027*	68
117	CC Neuberger Principal Holdings III, Expiration Date: December 31, 2027*,8	128
45	CF Acquisition Corp. IV, Expiration Date: December 14, 2025*	33
430	CF Acquisition Corp. VIII, Expiration Date: December 31, 2027*	357
587	Churchill Capital Corp. VI, Expiration Date: December 31, 2027*	602
575	Churchill Capital Corp. VII, Expiration Date: February 29, 2028*	575
362	Cipher Mining, Inc., Expiration Date: October 22, 2025*	427
967	Clarus Therapeutics Holdings, Inc., Expiration Date: August 31, 2027*	280
856	Codere Online Luxembourg S.A., Expiration Date: December 30, 2026*,8	830
3	Colicity, Inc., Expiration Date: December 31, 2027*	2
815	Colombier Acquisition Corp., Expiration Date: December 31, 2028*	432
321	Concord Acquisition Corp., Expiration Date: November 28, 2025*	863
405	Corazon Capital V838 Monoceros Corp., Expiration Date: December 31, 2028*,8	279
117	Corner Growth Acquisition Corp., Expiration Date: December 31, 2027*,8	76
935	Corner Growth Acquisition Corp. 2, Expiration Date: March 1, 2023*,8	813
2,151	Data Knights Acquisition Corp., Expiration Date: December 31, 2028*	860
1,228	Delwinds Insurance Acquisition Corp., Expiration Date: August 1, 2027*	606
310	DHC Acquisition Corp., Expiration Date: December 31, 2027*,8	161
2,913	DILA Capital Acquisition Corp., Expiration Date: December 31, 2028*	2,010
349	dMY Technology Group, Inc. VI, Expiration Date: June 25, 2023*	461
534	Dune Acquisition Corp., Expiration Date: October 29, 2027*	253
789	East Resources Acquisition Co., Expiration Date: July 1, 2027*	418
880	Edify Acquisition Corp., Expiration Date: December 31, 2027*	449
923	Edoc Acquisition Corp., Expiration Date: November 30, 2027*,8	185
351	Edtechx Holdings Acquisition Corp., Expiration Date: June 15, 2027*	173
470	Eucrates Biomedical Acquisition Corp., Expiration Date: December 14, 2025*,8	273
703	Far Peak Acquisition Corp., Expiration Date: December 7, 2025*,8	1,399
428	FAST Acquisition Corp. II, Expiration Date: March 16, 2026*	372
31	Fintech Evolution Acquisition Group, Expiration Date: March 31, 2028*,8	18
118	Flame Acquisition Corp., Expiration Date: December 31, 2028*	71
78	Fortress Value Acquisition Corp. III, Expiration Date: December 31, 2027*	62
158	Fusion Acquisition Corp. II, Expiration Date: December 31, 2027*	95
485	G Squared Ascend II, Inc., Expiration Date: December 31, 2026*,8	291

First Trust Alternative Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
1,444	GigInternational1, Inc., Expiration Date: December 31, 2028*	$837
565	Ginkgo Bioworks Holdings, Inc., Expiration Date: August 1, 2026*	1,266
719	Global Consumer Acquisition Corp., Expiration Date: December 31, 2027*	431
1,266	Global SPAC Partners Co., Expiration Date: November 30, 2027*,8	614
2,109	Globis Acquisition Corp., Expiration Date: November 1, 2025*	1,329
71	Golden Falcon Acquisition Corp., Expiration Date: November 4, 2026*	45
2,932	Golden Path Acquisition Corp., Expiration Date: December 31, 2028*,8	476
1,582	Goldenbridge Acquisition Ltd., Expiration Date: October 28, 2025*,8	348
51	Gores Metropoulos II, Inc., Expiration Date: January 31, 2028*	96
577	Graf Acquisition Corp. IV, Expiration Date: May 31, 2028*	664
3,975	Greenrose Acquisition Corp., Expiration Date: May 11, 2024*	825
1,287	Hagerty, Inc., Expiration Date: December 31, 2027*	5,650
51	Healthcare Services Acquisition Corp., Expiration Date: December 31, 2027*	27
449	Hennessy Capital Investment Corp. V, Expiration Date: January 11, 2026*	373
1,774	IG Acquisition Corp., Expiration Date: October 5, 2027*	1,410
53	InterPrivate II Acquisition Corp., Expiration Date: December 31, 2028*	49
59	InterPrivate III Financial Partners, Inc., Expiration Date: December 31, 2027*	83
1,096	Isleworth Healthcare Acquisition Corp., Expiration Date: August 2, 2027*	545
296	Jack Creek Investment Corp., Expiration Date: December 31, 2027*,8	160
1,245	Jasper Therapeutics, Inc., Expiration Date: December 1, 2026*	1,830
712	Jaws Mustang Acquisition Corp., Expiration Date: January 30, 2026*,8	733
868	Kadem Sustainable Impact Corp., Expiration Date: March 16, 2026*	460
281	Kairos Acquisition Corp., Expiration Date: December 31, 2027*,8	137
870	Kingswood Acquisition Corp., Expiration Date: May 1, 2027*	362
341	KINS Technology Group, Inc., Expiration Date: December 31, 2025*	159
451	KKR Acquisition Holdings I Corp., Expiration Date: December 31, 2027*	450
239	KludeIn I Acquisition Corp., Expiration Date: July 8, 2027*	143
519	L&F Acquisition Corp., Expiration Date: May 23, 2027*,8	363
873	Lakeshore Acquisition I Corp., Expiration Date: April 30, 2028*,8	672
292	Learn CW Investment Corp., Expiration Date: December 31, 2028*,8	150
836	Levere Holdings Corp., Expiration Date: December 31, 2028*,8	602
934	Lionheart Acquisition Corp. II, Expiration Date: February 14, 2026*	504
51	Longview Acquisition Corp. II, Expiration Date: May 10, 2026*	43
314	Malacca Straits Acquisition Co., Ltd., Expiration Date: June 30, 2027*,8	129
479	Maquia Capital Acquisition Corp., Expiration Date: December 31, 2027*	239
475	MDH Acquisition Corp., Expiration Date: February 2, 2028*	218
52	Medicus Sciences Acquisition Corp., Expiration Date: December 31, 2027*,8	38
2,047	Merida Merger Corp. I, Expiration Date: November 7, 2026*	2,293
1,265	Model Performance Acquisition Corp., Expiration Date: April 29, 2026*,8	443
2,256	Monterey Bio Acquisition Corp., Expiration Date: June 7, 2023*	880
142	Moringa Acquisition Corp., Expiration Date: February 10, 2026*,8	79
1,894	Natural Order Acquisition Corp., Expiration Date: September 15, 2025*	796

First Trust Alternative Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
3	New Vista Acquisition Corp., Expiration Date: December 31, 2027*,8	$2
1,335	Newbury Street Acquisition Corp., Expiration Date: December 31, 2027*	801
237	Noble Rock Acquisition Corp., Expiration Date: December 31, 2027*,8	127
2,885	OceanTech Acquisitions I Corp., Expiration Date: May 10, 2026*	1,327
579	Omnichannel Acquisition Corp., Expiration Date: December 30, 2027*	340
1,553	OppFi, Inc., Expiration Date: August 31, 2027*	1,064
500	Orion Biotech Opportunities Corp., Expiration Date: December 31, 2027*,8	480
1,438	Osiris Acquisition Corp., Expiration Date: May 1, 2028*	733
968	OTR Acquisition Corp., Expiration Date: December 31, 2025*	481
157	P3 Health Partners, Inc., Expiration Date: November 19, 2026*	165
725	Pear Therapeutics, Inc., Expiration Date: December 1, 2026*	435
141	Periphas Capital Partnering Corp., Expiration Date: December 10, 2028*	230
3,382	Petra Acquisition, Inc., Expiration Date: May 25, 2027*	2,300
323	Phoenix Biotech Acquisition Corp., Expiration Date: September 1, 2026*	140
1	Pivotal Investment Corp. III, Expiration Date: December 31, 2027*	1
240	Post Holdings Partnering Corp., Expiration Date: February 9, 2023*	204
125	Priveterra Acquisition Corp., Expiration Date: December 31, 2027*	64
1,990	Procaps Group S.A., Expiration Date: December 31, 2026*,8	1,592
235	Progress Acquisition Corp., Expiration Date: December 31, 2027*	115
819	Property Solutions Acquisition Corp. II, Expiration Date: March 1, 2026*	468
232	PropTech Investment Corp. II, Expiration Date: December 31, 2027*	139
887	Recharge Acquisition Corp., Expiration Date: October 5, 2027*	435
375	RedBall Acquisition Corp., Expiration Date: August 17, 2022*,8	466
1,662	Renovacor, Inc., Expiration Date: March 5, 2025*	948
295	Sanaby Health Acquisition Corp. I, Expiration Date: July 30, 2028*	152
341	Sandbridge X2 Corp., Expiration Date: December 31, 2027*	188
117	ScION Tech Growth I, Expiration Date: November 1, 2025*,8	67
808	ScION Tech Growth II, Expiration Date: January 28, 2026*,8	485
1,442	Senior Connect Acquisition Corp. I, Expiration Date: December 31, 2027*	757
3,118	Shapeways Holdings, Inc., Expiration Date: October 31, 2026*	1,596
93	Silver Spike Acquisition Corp. II, Expiration Date: February 26, 2026*,8	82
1,833	Sports Entertainment Acquisition Corp., Expiration Date: October 30, 2025*	4,766
666	SportsMap Tech Acquisition Corp., Expiration Date: September 1, 2027*	313
355	SportsTek Acquisition Corp., Expiration Date: December 31, 2027*	209
62	Tailwind International Acquisition Corp., Expiration Date: March 1, 2028*,8	35
948	Tastemaker Acquisition Corp., Expiration Date: December 31, 2025*	474
574	Tech and Energy Transition Corp., Expiration Date: December 31, 2027*	402
709	Tekkorp Digital Acquisition Corp., Expiration Date: October 26, 2027*,8	461
852	TG Venture Acquisition Corp., Expiration Date: August 13, 2023*	366
527	Thayer Ventures Acquisition Corp., Expiration Date: January 1, 2030*	516
1,001	Tuscan Holdings Corp. II, Expiration Date: July 16, 2025*	420
126	Twelve Seas Investment Co., Expiration Date: March 2, 2028*	63

First Trust Alternative Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
1,843	Valens Semiconductor Ltd., Expiration Date: September 30, 2026*,8	$1,020
1,990	Ventoux CCM Acquisition Corp., Expiration Date: September 30, 2025*	937
940	Venus Acquisition Corp., Expiration Date: December 31, 2027*,8	262
344	Virgin Orbit Holdings, Inc., Expiration Date: December 29, 2026*	482
1,475	Vistas Media Acquisition Co., Inc., Expiration Date: August 1, 2026*	988
1,805	Viveon Health Acquisition Corp., Expiration Date: December 31, 2027*	391
709	Yellowstone Acquisition Co., Expiration Date: October 21, 2025*	582
484	Zanite Acquisition Corp, Expiration Date: October 8, 2025*	431
	TOTAL WARRANTS
	(Cost $0)	181,068
	SHORT-TERM INVESTMENTS — 12.5%
29,893,136	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 0.026%[10]	29,893,136
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $29,893,136)	29,893,136
	TOTAL INVESTMENTS — 101.8%
	(Cost $227,946,818)	243,363,713
	Liabilities in Excess of Other Assets — (1.8)%	(4,343,411)
	TOTAL NET ASSETS — 100.0%	$239,020,302
	SECURITIES SOLD SHORT — (0.7)%
	COMMON STOCKS — (0.1)%
	COMMERCIAL SERVICES-FINANCE — (0.0)%
(94)	S&P Global, Inc.	(44,361)
	ELECTRONIC COMPONENTS-SEMICONDUCTOR — (0.1)%
(659)	Advanced Micro Devices, Inc.*	(94,830)
	INVESTMENT MANAGEMENT/ADVISORY SERVICES — (0.0)%
(825)	Apollo Global Management, Inc.	(59,755)
	REITS-SHOPPING CENTERS — (0.0)%
(1)	Kimco Realty Corp. - REIT	(25)
	TOTAL COMMON STOCKS
	(Proceeds $136,716)	(198,971)
	EXCHANGE-TRADED FUNDS — (0.6)%
(2,574)	Energy Select Sector SPDR Fund	(142,857)
(1,224)	iShares Russell 1000 Growth	(374,042)
(1,134)	SPDR Bloomberg Convertible Securities	(94,077)

First Trust Alternative Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
(1,924)	SPDR S&P 500 ETF Trust	$(913,823)
	TOTAL EXCHANGE-TRADED FUNDS
	(Proceeds $1,428,920)	(1,524,799)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $1,565,636)	$(1,723,770)

ETF — Exchange-Traded Fund
LLC — Limited Liability Company
LP — Limited Partnership
PIK — Payment-In-Kind
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit

* Non-income producing security.
[1] All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $2,985,138, which represents 1.25% of total net assets of the Fund.
[2] Callable.
[3] Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[4] Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $34,614,533, which represents 14.48% of total net assets of the Fund.
[5] Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[6] Level 3 securities fair valued under procedures established by the Board of Trustees, represents 5.86% of Net Assets. The total value of these securities is $19,084,004.
[7] Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
[8] Foreign security denominated in U.S. Dollars.
[9] Convertible security.
[10] The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
December 31, 2021 (Unaudited)

	Redemptions	Redemption			Original
Securities With Restrictions On Redemptions	Permitted	Notice Period	Cost	Fair Value	Acquisition Date
Bailard Real Estate Investment Trust [a]	Quarterly	30 Days	$10,900,000	$11,826,069	1/1/2019
Conversus StepStone Private Markets	Quarterly	90 Days	12,000,000	13,266,201	4/1/2021
DSC Meridian Credit Opportunities Onshore Fund LP [a]	Quarterly [b]	65 Days	5,200,000	6,191,727	10/1/2018
Hudson Bay Fund LP [a]	Quarterly [b]	65 Days	6,000,000	6,164,645	4/1/2021
Linden Investors LP [a]	Quarterly [c]	65 Days	5,000,000	6,230,685	10/1/2018
Pender Capital Asset Based Lending Fund I, L.P. [a]	Quarterly	90 Days	10,308,905	10,308,905	8/16/2019
Pomona Investment Fund	Quarterly	75 Days	9,735,511	15,872,310	10/1/2018
Seer Capital Partners Fund L.P. [a]	Not Permitted	N.A.	2,000,000	2,352,595	10/1/2021
ShoreBridge Point72 Select, LLC [a]	Quarterly [b]	55 Days	5,050,000	5,806,938	5/1/2019
Walleye Opportunities Fund LP [a]	Monthly [c]	30 Days	4,925,000	6,221,597	12/1/2018
Whitebox Asymmentric Opportunities Fund, LP [a]	Quarterly [c]	60 Days	85,574	22,840	10/1/2018
Totals			$71,204,990	$84,264,512

a Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.

b The Private Investment Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Private Investment Fund.

c The Private Investment Fund can institute a gate provision on redemptions at the fund level of 20 - 25% of the fair value of the investment in the Private Investment Fund.

See accompanying Notes to Schedule of Investments.

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
December 31, 2021 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
			Currency	Value At		Unrealized
		Currency	Amount	Settlement	Value At	Appreciation
Sale Contracts	Counterparty	Exchange	Sold	Date	December 31, 2021	(Depreciation)
Euro	BNP	EUR per USD	(3,224,000)	$(3,907,848)	$(3,741,328)	$166,520
				(3,907,848)	(3,741,328)	166,520
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS				$(3,907,848)	$(3,741,328)	$166,520

EUR – Euro

See accompanying Notes to Financial Statements.

First Trust Alternative Opportunities Fund

Notes to Schedule of Investments

December 31, 2021 (Unaudited)

Note 1 – Valuation of Investments

The Fund’s Valuation Committee oversees the valuation of the Fund’s investments on behalf of the Fund. The Board of Trustees of the Fund (the “Board”) has approved valuation procedures for the Fund (the “Valuation Procedures”). Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant determination date. If no sale or official closing price of particular securities is reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant determination date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time net asset value is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Investment Manager or a Sub-Adviser (as defined in Note 3) not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers, in accordance with the Valuation Procedures. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant determination date at the time net asset value is determined. The mid-point of the last bid and the last ask is also known as the “mark”.

Fixed-income securities with a remaining maturity of sixty (60) days or more for which accurate market quotations are readily available will normally be valued according to the mean between the last available bid and ask price from a recognized pricing service. Fixed-income securities for which market quotations are not readily available or are believed by the Investment Manager or a Sub-Adviser not to reflect market value will be valued based upon broker-supplied quotations in accordance with the Valuation Procedures, provided that if such quotations are unavailable or are believed by the Investment Manager or a Sub-Adviser not to reflect market value, such fixed-income securities will be valued at fair value in accordance with the Valuation Procedures, which may include the utilization of valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued by the Investment Manager or a Sub-Adviser at amortized cost, which the Board has determined to approximate fair value. All other instruments held by the Fund will be valued in accordance with the Valuation Procedures.

If no price is obtained for a security in accordance with the foregoing, because either an external price is not readily available or such external price is believed by the Investment Manager or a Sub-Adviser not to reflect the market value, the Valuation Committee will make a determination in good faith of the fair value of the security in accordance with the Valuation Procedures. In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Fund will generally value shares of exchange traded funds (“ETFs”) at the last sale price on the exchange on which the ETF is principally traded. The Fund will generally value shares of open-end investment companies and closed-end investment companies that do not trade on one or more of the U.S. national securities exchanges at their respective daily closing net asset values.

The Fund will generally value private investment funds in accordance with the value determined as of such date by each private investment fund in accordance with the private investment fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in a private investment fund will represent the amount that the Fund could reasonably expect to receive from the private investment fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that the private investment fund does not report a value to the Fund on a timely basis, the Fund will determine the fair value of such private investment fund based on the most recent final or estimated value reported by the private investment fund, as well as any other relevant information available at the time the Fund values its portfolio. Using the nomenclature of the hedge fund industry, any values reported as “estimated” or “final” values are expected to reasonably reflect market values of securities when available or fair value as of the Fund’s valuation date. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund assets and the receipt of valuation information from the underlying manager of a private investment fund.

First Trust Alternative Opportunities Fund

Notes to Schedule of Investments - Continued

December 31, 2021 (Unaudited)

Note 2 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In accordance with Accounting Standards Update (“ASU”) 2015-7, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) investments valued at the net asset value as practical expedient are no longer included in the fair value hierarchy. As such, investments in Closed-End Funds and Private Investment Funds with a fair value of 84,264,512 are excluded from the fair value hierarchy as of December 31, 2021.

First Trust Alternative Opportunities Fund

Notes to Schedule of Investments - Continued

December 31, 2021 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$-	$30,218,458	$5,000,000	$35,218,458
Bank Loans	-	-	13,994,821	13,994,821
Closed-End Funds	59,297,442	-	-	59,297,442
Collateralized Mortgage Obligations	-	3,605,931	-	3,605,931
Common Stocks*	2,926,390			2,926,390
Corporate Bonds**	-	285,005	-	285,005
Exchange-Traded Debt Securities			-	-
Financials	428,452	-	-	428,452
Mutual Funds	11,924,090	-	-	11,924,090
Rights	13,450	-	-	13,450
Units	1,330,958	-	-	1,330,958
Warrants	91,885	-	89,183	181,068
Short-Term Investments	29,893,136	-	-	29,893,136
Subtotal	$105,905,803	$34,109,394	$19,084,004	$159,099,201
Closed-End Funds				$29,138,511
Private Investment Funds				$55,126,001
Total Investments				$243,363,713

Liabilities
Securities Sold Short
Common Stocks*	$198,971	$-	$-	$198,971
Exchange-Traded Funds	1,524,799	-	-	1,524,799
Total Securities Sold Short	$1,723,770	$-	$-	$1,723,770

*All common stocks and common stocks held short in the Fund are Level 1 securities. For a detailed break-out of common stocks and common stocks held short by major industry classification, please refer to the Schedule of Investments.

**All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.